Trade and Other Receivables - Details of Trade and Other Receivables (Parenthetical) (Detail) - KWD (د.ك) د.ك in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross and carrying amounts of accounts receivable other [member]
Disclosure of financial assets [line items]
Financial instruments classified as FVTPL	د.ك 459,959	د.ك 517,175